Financial Instruments - Schedule of analysis of contractual maturities for financial liabilities (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 72,581
Excise taxes payable	6,421	$ 6,591
Convertible debentures	40,431
Undiscounted future lease payments	3,700
Financial liabilities before senior secured convertible note	123,133
Amended senior secured convertible note	352,798
Total	475,931
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	72,581
Excise taxes payable	6,421
Convertible debentures	40,431
Undiscounted future lease payments	1,026
Financial liabilities before senior secured convertible note	120,459
Amended senior secured convertible note	34,176
Total	154,635
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Excise taxes payable	0
Convertible debentures	0
Undiscounted future lease payments	587
Financial liabilities before senior secured convertible note	587
Amended senior secured convertible note	34,176
Total	34,763
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Excise taxes payable	0
Convertible debentures	0
Undiscounted future lease payments	587
Financial liabilities before senior secured convertible note	587
Amended senior secured convertible note	34,176
Total	34,763
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Excise taxes payable	0
Convertible debentures	0
Undiscounted future lease payments	150
Financial liabilities before senior secured convertible note	150
Amended senior secured convertible note	250,270
Total	250,420
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Excise taxes payable	0
Convertible debentures	0
Undiscounted future lease payments	150
Financial liabilities before senior secured convertible note	150
Amended senior secured convertible note	0
Total	150
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Excise taxes payable	0
Convertible debentures	0
Undiscounted future lease payments	1,200
Financial liabilities before senior secured convertible note	1,200
Amended senior secured convertible note	0
Total	$ 1,200